Condensed Statements of Operations (unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Revenues
Total Revenues
EXPENSES
General and administrative	$ 1,765		$ 2,017		2,119
Professional Fees	1,750	500	3,620	6,200	11,050
Total Expenses	3,515	500	5,637	6,200	13,169
LOSS FROM OPERATIONS					(13,169)
Provision for IncomeTaxes
Net Loss for the period	$ (3,515)	$ (500)	$ (5,637)	$ (6,200)	$ (13,169)
Basic and diluted loss per share (in dollars per share)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding (in shares)	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000